Share-based compensation - Other One One-Time Award Package (Details) - EUR (€)	Jun. 01, 2021	Jan. 20, 2021
Sign-On RSU Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number granted	6,269
Vesting period	12 months
Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number granted		15,384